Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

 Schroder Total Return Fixed Income Fund (the “Fund”)

Supplement dated October 17, 2014 to

the Prospectus dated March 1, 2014

This supplement to the Fund’s Prospectus (the “Prospectus”) reflects (a) the appointment of Richard A. Rezek, Jr. and Neil G. Sutherland, who are current portfolio managers for other Schroders accounts, as portfolio managers for the Fund, (b) the transition of David Harris from his role with the Fund to a client-facing role as Senior Investment Director, and (c) the transition of Ryan Mostafa to other portfolio management responsibilities in the fixed income group.

The disclosure under the heading “Portfolio Managers” of the Prospectus is hereby replaced with the following:

Portfolio Managers — Schroders uses a team-based approach to managing the Fund. The Fund’s portfolio managers are:

Chris Ames, Portfolio Manager, has managed the Fund since March 2011 and between October 2008 and March 2010.

Richard A. Rezek Jr., CFA, Portfolio Manager, has managed the Fund since 2014.

Wesley A. Sparks, CFA, Head of U.S. Credit and Portfolio Manager, has managed the Fund since its inception in 2004.

Neil G. Sutherland, CFA, Portfolio Manager, has managed the Fund since 2014.

In addition, the disclosure on page 102 of the Prospectus under “Management of the Funds — Portfolio Management” is hereby replaced with the following:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder Total Return Fixed Income Fund	Chris Ames	Portfolio Manager	March 2011 (also served 2008-March 2010)

Mr. Ames is a Portfolio Manager at Schroders, and specializes in securitized assets. He has been an employee of Schroders since 2007. Prior to joining Schroders, he was a Portfolio Manager with Cheyne Capital from 2005-2007 and Head of ABS and CDO Research at BNP Paribas from 2002-2005.

	Richard A. Rezek Jr., CFA	Portfolio Manager	2014

Mr. Rezek is a Portfolio Manager at Schroders. Mr. Rezek joined Schroders in 2013 from STW Fixed Income Management, LLC (now a part of Schroders), where he worked since 2002, and has over 29 years of investment experience. Prior to joining STW, he spent seven years as Vice President and Portfolio Manager at Loomis Sayles. Before that, he was Vice President and Portfolio Manager at Duff & Phelps.

	Wesley A. Sparks,	Portfolio Manager	Inception (2004)	Mr. Sparks is Head of U.S. Credit at Schroders. He has been an employee of Schroders since

CFA			December 2000. Prior to joining Schroders, he was a portfolio manager at Aeltus Investment Management.

Neil G. Sutherland, CFA	Portfolio Manager	2014

Mr. Sutherland is a Portfolio Manager at Schroders. Mr. Sutherland joined Schroders in 2013 from STW Fixed Income Management LLC (now a part of Schroders), where he worked since 2008, and has over 15 years of investment experience. Prior to joining STW, he was at AXA Investment Managers, where he held the position of Senior Fixed Income Manager.

PRO-SUP-10-2014-3

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

 Schroder Total Return Fixed Income Fund (the “Fund”)

Supplement dated October 17, 2014 to
the Statement of Additional Information dated March 1, 2014

This supplement to the Fund’s Statement of Additional Information (“SAI”) reflects (a) the appointment of Richard A. Rezek, Jr. and Neil G. Sutherland, who are current portfolio managers for other Schroders accounts, as portfolio managers for the Fund, (b) the transition of David Harris from his role with the Fund to a client-facing role as Investment Director of Fixed Income, and (c) the transition of Ryan Mostafa to other portfolio management responsibilities on the team.

The list of portfolio managers for the Fund under the heading “Portfolio Managers” on page 41 of the SAI is hereby amended to add Richard A. Rezek, Jr. and Neil G. Sutherland and to remove David Harris and Ryan Mostafa.

In addition, the table in the section entitled “Portfolio Managers — Other Accounts Managed” on page 44 of the SAI is hereby revised with the following information for the Fund, as of August 31, 2014:

Chris Ames
Registered Investment Companies	1		$64,241,669	None	None
Other Pooled Investment Vehicles	11		$2,150,523,712	None	None
Other Accounts	18		$2,883,895,200	None	None
Richard A. Rezek, Jr.
Registered Investment Companies	4		$743,060,260	None	None
Other Pooled Investment Vehicles	None	$	None	None	None
Other Accounts	122		$10,019,945,259	2	$122,281,749
Wesley A. Sparks, CFA
Registered Investment Companies	1		$64,241,669	None	None
Other Pooled Investment Vehicles	14		$6,698,883,416	None	None
Other Accounts	27		$10,448,274,574	1	$501,562,495
Neil Sutherland
Registered Investment Companies	4		$743,060,260	None	None
Other Pooled Investment Vehicles	None	$	None	None	None
Other Accounts	122		$10,019,945,259	2	$122,281,749

In addition, under the heading “Portfolio Managers — Compensation” on page 46 of the SAI, the phrase “Barclays Capital U.S. Aggregate Bond Index for Messrs. Harris, Sparks, Mostafa and Ames as portfolio managers of Schroder Total Return Fixed Income Fund” is hereby amended to add Messrs. Rezek and Sutherland and to remove Messrs. Harris and Mostafa.

SAI-SUP-10-2014